Taxes on Income - Schedule of Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Loss before taxes on income	$ (7,494)	$ (4,566)	$ (2,207)
Statutory tax rate	23.00%	23.00%	23.00%
Tax (tax benefit) computed at the statutory tax rate	$ (1,724)	$ (1,050)	$ (508)
Tax rate differences applicable to subsidiaries	(525)	(46)	(110)
Previous years taxes	18
Tax losses and timing differences for which deferred taxes were not recognized	2,541	1,128	612
Taxes on income	$ 310	$ 32	$ (6)